CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 9,166	$ 19,036	$ 110,734	$ 47,044
Cost of sales:
Production costs	9,583	17,817	102,750	41,688
Depreciation and amortization	920	1,041	8,544	2,894
Mine site period costs	6,469	10,544	38,166	47,115
Total cost of sales	16,972	29,402	163,338	109,621
Operating expenses:
General and administrative	3,072	3,794	14,619	21,084
Projects, exploration and development	1,038	493	13,587
Accretion	102	102	408	374
Loss from operations	(12,018)	(14,755)	(83,911)	(89,366)
Other (expense) income:
Interest expense, net of capitalized interest	(5,346)	(4,449)	(20,593)	(43,458)
Fair value adjustment to warrants	(5,321)	9,493	14,426	(3,767)
Gain on sale of equipment	625	0	(16)
Interest income	0	23		199
Net income (loss)	$ (22,060)	$ (9,688)	$ (88,564)	$ (136,392)
Loss per share:
Basic (in dollars per share)	$ (0.27)	$ (0.16)	$ (1.47)	$ (3.92)
Diluted (in dollars per share)	$ (0.27)	$ (0.16)	$ (1.47)	$ (3.92)
Weighted average shares outstanding:
Basic (in shares)	81,201,453	59,901,306	60,101,499	34,833,211
Diluted (in shares)	81,201,453	59,901,306	60,101,499	34,833,211